ACCOUNTS RECEIVABLE, NET	12 Months Ended
Sep. 30, 2011
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of September 30,
	2010	2011
	US$	US$

Accounts receivable	6,248	7,851
Less: allowance for doubtful accounts	(2,236)	(3,190)

Accounts receivable, net	4,012	4,661

The allowance for doubtful accounts as of September 30, 2010 and 2011 were primarily related to accounts receivables of government agencies which have been outstanding for more than a year and are probably uncollectable.

Movement of allowance for doubtful accounts was as follows:

	As of September 30,
	2010	2011
	US$	US$

Balance at beginning of year	—	2,236
Charged to expenses	2,197	824
Foreign currency adjustment	39	130

Balance at end of the year	2,236	3,190